Commitments and Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 01, 2020	Dec. 31, 2020	Sep. 30, 2020
Other Commitments [Line Items]
Accrued earnout liability		$ 3,765
Litigation expenses		9,990
Provided for labor, social security and non-income tax contingencies		23,357
Mr Julin Balbuena Alonso And BD Operadora De ServiciosSA De CV [Member] | General and Administrative Expense [member]
Other Commitments [Line Items]
Accrued payables on completion of services		1,819
Best Day Group [Member]
Other Commitments [Line Items]
Accrued earnout liability		3,765
Fair value contingent consideration		$ 1,526
Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price One [Member]
Other Commitments [Line Items]
Share Price		$ 10
Minimum [member] | Mr Julin Balbuena Alonso And BD Operadora De ServiciosSA De CV [Member] | Services Agreement [Member]
Other Commitments [Line Items]
Related party costs	$ 0
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member]
Other Commitments [Line Items]
Accrued earnout liability		$ 0
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price One [Member]
Other Commitments [Line Items]
Share Price		$ 10
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Two [Member]
Other Commitments [Line Items]
Share Price		15
Minimum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Three [Member]
Other Commitments [Line Items]
Share Price		$ 20
Maximum [member] | Mr Julin Balbuena Alonso And BD Operadora De ServiciosSA De CV [Member] | Services Agreement [Member]
Other Commitments [Line Items]
Related party costs	$ 5,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member]
Other Commitments [Line Items]
Accrued earnout liability			$ 20,000
Business combination, contingent consideration, liability, payable date		October 1, 2024
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Ten And Fifteen [Member]
Other Commitments [Line Items]
Accrued earnout liability		$ 5,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Fifteen And Twenty [Member]
Other Commitments [Line Items]
Accrued earnout liability		10,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price Between Twenty And Twenty Five [Member]
Other Commitments [Line Items]
Accrued earnout liability		15,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Price is more than twenty five [Member]
Other Commitments [Line Items]
Accrued earnout liability		$ 20,000
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Two [Member]
Other Commitments [Line Items]
Share Price		$ 15
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Three [Member]
Other Commitments [Line Items]
Share Price		20
Maximum [member] | Earnout Consideration [member] | Best Day Group [Member] | Share Trigerring Price Four [Member]
Other Commitments [Line Items]
Share Price		$ 25